Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.0%
APA Group	2,235,419	$10,235,425
Aristocrat Leisure Ltd.	985,911	39,672,690
ASX Ltd.	219,942	9,366,672
BlueScope Steel Ltd.	269,725	3,584,208
Brambles Ltd.	2,416,318	29,092,504
CAR Group Ltd.	622,474	15,332,169
Cochlear Ltd.	113,643	21,039,690
Coles Group Ltd.	1,503,157	17,348,676
Commonwealth Bank of Australia	2,903,872	270,856,703
Computershare Ltd.	924,215	15,977,320
CSL Ltd.	838,509	157,434,414
Endeavour Group Ltd./Australia	2,633,525	8,101,018
Goodman Group	2,965,703	70,819,479
James Hardie Industries PLC(a)	751,930	23,981,491
Lottery Corp. Ltd. (The)	3,845,987	12,566,696
Macquarie Group Ltd.	628,374	95,102,075
Mineral Resources Ltd.(b)	306,755	7,882,809
Northern Star Resources Ltd.	1,993,749	23,136,246
Orica Ltd.	848,326	9,636,102
Origin Energy Ltd.	1,044,377	6,594,292
Pilbara Minerals Ltd.(a)(b)	4,940,135	9,150,053
Pro Medicus Ltd.	99,356	12,585,950
Qantas Airways Ltd.(a)	1,378,412	7,297,977
QBE Insurance Group Ltd.	1,694,194	19,127,656
Ramsay Health Care Ltd.	317,794	8,358,485
REA Group Ltd.	91,941	13,592,090
Reece Ltd.	391,542	5,834,209
SEEK Ltd.	616,242	10,011,595
Seven Group Holdings Ltd.	353,009	9,617,774
Sonic Healthcare Ltd.	793,689	13,985,053
South32 Ltd.	3,915,325	9,389,551
Transurban Group	1,879,140	15,660,649
Treasury Wine Estates Ltd.	1,402,574	10,413,192
Wesfarmers Ltd.	1,968,986	86,617,799
WiseTech Global Ltd.	289,281	22,210,465
Woolworths Group Ltd.	1,059,728	20,784,658
Xero Ltd.(a)	249,772	24,266,731
		1,146,664,566
Austria — 0.0%
Verbund AG	117,722	9,694,902
Belgium — 1.5%
Anheuser-Busch InBev SA	1,559,150	92,444,131
Argenx SE(a)	103,116	60,802,921
D'ieteren Group	37,152	8,043,289
Elia Group SA	25,886	2,463,202
Lotus Bakeries NV	704	9,228,107
UCB SA	219,372	42,239,731
		215,221,381
Denmark — 6.2%
Carlsberg A/S, Class B	107,225	11,849,827
Coloplast A/S, Class B	218,830	27,408,586
Danske Bank A/S	420,311	12,428,192
Demant A/S(a)	172,159	6,358,901
DSV A/S	354,591	77,621,900
Genmab A/S(a)	109,011	24,413,802
Novo Nordisk A/S, Class B	5,588,173	626,797,367
Novonesis (Novozymes) B, Class B	611,373	38,419,749
Pandora A/S	142,179	21,496,914
Vestas Wind Systems A/S(a)	1,752,164	33,391,562
Security	Shares	Value
Denmark (continued)
Zealand Pharma A/S(a)	72,046	$8,317,167
		888,503,967
Finland — 0.2%
Metso OYJ	1,081,518	10,292,977
UPM-Kymmene OYJ	322,826	9,499,660
Wartsila OYJ Abp	868,431	16,632,569
		36,425,206
France — 12.2%
Accor SA	338,120	15,339,552
Aeroports de Paris SA	21,097	2,509,851
Air Liquide SA	1,003,116	179,859,958
Airbus SE	1,031,022	157,273,330
BioMerieux	71,735	8,028,824
Bureau Veritas SA	356,963	11,321,055
Capgemini SE	269,549	46,761,574
Cie Generale des Etablissements Michelin SCA	412,920	13,954,840
Dassault Aviation SA	22,258	4,494,188
Dassault Systemes SE	1,153,940	39,493,783
Edenred SE	430,763	13,932,016
EssilorLuxottica SA	515,776	120,979,326
Eurofins Scientific SE	234,978	11,589,573
Getlink SE	182,933	3,108,881
Hermes International SCA	54,958	124,905,836
Ipsen SA	22,998	2,803,626
Kering SA	129,165	32,261,601
Legrand SA	296,032	33,412,651
L'Oreal SA	417,515	156,639,149
LVMH Moet Hennessy Louis Vuitton SE	477,291	317,742,326
Safran SA	593,080	134,252,888
Sartorius Stedim Biotech	50,479	10,126,228
Schneider Electric SE	948,738	245,769,296
STMicroelectronics NV	1,186,242	32,244,931
Thales SA	164,134	26,458,153
Vivendi SE	437,940	4,679,622
		1,749,943,058
Germany — 7.6%
adidas AG	281,085	67,317,380
Bechtle AG	141,808	4,841,946
Beiersdorf AG	173,820	23,464,613
Brenntag SE	224,417	14,639,404
Carl Zeiss Meditec AG, Bearer	69,753	4,391,087
Covestro AG(a)(c)	326,325	20,668,256
CTS Eventim AG & Co. KGaA	70,309	7,383,509
Delivery Hero SE, Class A(a)(c)	331,860	14,088,148
Deutsche Boerse AG	329,675	76,576,340
Hannover Rueck SE	103,984	27,305,561
Infineon Technologies AG	2,273,137	71,887,123
Knorr-Bremse AG	62,919	5,190,243
Merck KGaA	224,251	37,074,352
MTU Aero Engines AG	46,483	15,192,554
Nemetschek SE	99,829	10,756,787
Puma SE	182,594	8,326,241
Qiagen NV, NVS	384,871	16,310,244
Rational AG	8,826	8,643,318
Rheinmetall AG	75,584	38,913,322
SAP SE	1,811,862	423,042,389
Scout24 SE(c)	129,645	11,199,420
Siemens AG, Registered	461,536	89,791,738
Siemens Energy AG(a)	554,687	22,782,709
Siemens Healthineers AG(b)(c)	489,264	25,541,762
Symrise AG, Class A	230,376	27,721,292

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Talanx AG(a)	39,356	$3,033,096
Zalando SE(a)(c)	387,563	11,732,568
		1,087,815,402
Hong Kong — 2.1%
AIA Group Ltd.	12,616,800	99,575,805
CK Infrastructure Holdings Ltd.	1,099,500	7,780,480
Futu Holdings Ltd., ADR(a)	96,727	9,188,098
Galaxy Entertainment Group Ltd.	3,774,000	16,796,479
Hong Kong & China Gas Co. Ltd.	19,342,000	14,981,649
Hong Kong Exchanges & Clearing Ltd.	2,090,800	83,716,367
MTR Corp. Ltd.	2,685,000	9,769,084
Sands China Ltd.(a)	4,197,200	10,678,842
SITC International Holdings Co. Ltd.	2,313,000	6,545,581
Techtronic Industries Co. Ltd.	2,378,500	34,406,061
WH Group Ltd.(c)	5,246,000	4,083,048
Wharf Holdings Ltd. (The)	1,175,000	3,329,243
		300,850,737
Ireland — 0.3%
Kerry Group PLC, Class A	175,402	17,518,340
Kingspan Group PLC	268,775	23,734,688
		41,253,028
Israel — 0.8%
Check Point Software Technologies Ltd.(a)	155,768	26,980,575
CyberArk Software Ltd.(a)	74,856	20,699,181
Elbit Systems Ltd.	30,045	6,882,080
Global-e Online Ltd.(a)	173,057	6,652,311
Monday.com Ltd.(a)(b)	64,770	19,033,960
Nice Ltd.(a)	108,533	18,858,615
Wix.com Ltd.(a)	91,720	15,328,247
		114,434,969
Italy — 1.9%
Amplifon SpA	215,535	6,020,769
Davide Campari-Milano NV	1,064,164	7,144,542
DiaSorin SpA	38,886	4,223,433
Ferrari NV	218,718	104,409,217
Infrastrutture Wireless Italiane SpA(c)	582,318	6,565,502
Intesa Sanpaolo SpA	8,882,004	38,015,053
Moncler SpA	380,745	21,153,232
Prysmian SpA	468,953	33,096,027
Recordati Industria Chimica e Farmaceutica SpA	180,833	10,260,106
Tenaris SA, NVS	287,000	4,728,460
UniCredit SpA	894,668	39,579,376
		275,195,717
Japan — 23.0%
Advantest Corp.	1,344,900	77,869,176
Aeon Co. Ltd.	1,128,400	27,649,331
Ajinomoto Co. Inc.	810,000	31,116,758
Asics Corp.	1,186,400	20,722,725
Bandai Namco Holdings Inc.	519,100	10,883,510
Capcom Co. Ltd.	598,100	11,835,473
Chugai Pharmaceutical Co. Ltd.	1,165,000	55,432,390
Daifuku Co. Ltd.	559,900	10,524,289
Dai-ichi Life Holdings Inc.	780,000	19,445,636
Daiichi Sankyo Co. Ltd.	3,209,600	104,466,753
Daikin Industries Ltd.	457,500	54,925,943
Denso Corp.	3,281,500	46,608,764
Dentsu Group Inc.	229,100	7,071,800
Disco Corp.	160,200	45,582,433
FANUC Corp.	820,200	21,760,989
Fast Retailing Co. Ltd.	331,700	106,051,603
Fuji Electric Co. Ltd.	232,600	11,845,824
Security	Shares	Value
Japan (continued)
Fujitsu Ltd.	1,869,000	$35,933,097
Hamamatsu Photonics KK	485,800	6,423,560
Hikari Tsushin Inc.	19,700	3,976,093
Hitachi Ltd.	8,045,000	202,129,500
Hoshizaki Corp.	188,900	6,208,806
Hoya Corp.	609,100	81,493,904
Ibiden Co. Ltd.	207,500	6,591,171
Japan Exchange Group Inc.	1,113,600	13,052,573
Kao Corp.	399,600	17,612,512
Keisei Electric Railway Co. Ltd.(b)	76,800	1,998,170
Keyence Corp.	338,248	152,689,651
Kikkoman Corp.	1,169,700	13,723,794
Kobe Bussan Co. Ltd.(b)	261,500	6,414,515
Kokusai Electric Corp., NVS	244,900	4,465,441
Konami Group Corp.	173,800	15,930,479
Kubota Corp.	1,735,100	22,169,515
Kyowa Kirin Co. Ltd.	421,400	6,945,415
Lasertec Corp.	138,900	18,848,128
M3 Inc.	762,800	7,839,703
Makita Corp.	267,800	8,744,173
Marubeni Corp.	865,700	12,941,544
MatsukiyoCocokara & Co.	293,700	3,998,633
McDonald's Holdings Co. Japan Ltd.(b)	147,700	6,259,075
Minebea Mitsumi Inc.	627,800	11,052,085
Mitsubishi Estate Co. Ltd.	694,200	10,265,848
Mitsubishi Heavy Industries Ltd.	2,762,600	38,999,487
Mitsui & Co. Ltd.	2,901,600	59,156,768
MonotaRO Co. Ltd.	431,500	6,509,755
Murata Manufacturing Co. Ltd.	1,485,800	25,958,571
NEC Corp.	441,600	37,575,885
Nexon Co. Ltd.	584,300	10,127,054
Nidec Corp.	1,435,400	28,594,338
Nintendo Co. Ltd.	1,168,800	61,739,472
Nippon Paint Holdings Co. Ltd.	1,637,100	12,529,507
Nippon Sanso Holdings Corp.	301,200	10,455,252
Nissin Foods Holdings Co. Ltd.	347,200	9,349,034
Nitori Holdings Co. Ltd.	138,700	17,664,079
Nitto Denko Corp.	1,237,500	20,361,488
Nomura Research Institute Ltd.	656,070	19,625,285
NTT Data Group Corp.	1,089,700	17,239,302
Obic Co. Ltd.	562,500	18,381,047
Olympus Corp.	2,044,000	35,979,068
Oracle Corp./Japan	67,200	6,428,560
Oriental Land Co. Ltd./Japan	1,224,000	29,580,578
Otsuka Corp.	199,200	4,470,736
Otsuka Holdings Co. Ltd.	726,400	43,882,358
Pan Pacific International Holdings Corp.	659,400	16,358,581
Rakuten Group Inc.(a)	1,683,700	10,049,252
Recruit Holdings Co. Ltd.	2,576,900	157,352,015
Renesas Electronics Corp.	2,921,200	39,139,171
SBI Holdings Inc.	163,900	3,599,096
SCREEN Holdings Co. Ltd.	141,300	9,020,688
SCSK Corp.	175,600	3,276,642
Secom Co. Ltd.	254,800	9,061,423
Seven & i Holdings Co. Ltd.	3,875,000	55,799,741
SG Holdings Co. Ltd.	555,300	5,568,741
Shimadzu Corp.	411,100	12,126,567
Shimano Inc.	132,100	19,406,760
Shin-Etsu Chemical Co. Ltd.	3,125,600	114,534,304
Shiseido Co. Ltd.	242,500	5,234,342
SMC Corp.	100,200	42,539,526
SoftBank Group Corp.	892,800	53,227,383

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Sony Group Corp.	10,831,500	$190,607,465
Sumitomo Metal Mining Co. Ltd.	213,000	5,889,145
Sysmex Corp.	869,400	16,130,345
Takeda Pharmaceutical Co. Ltd.	1,794,800	50,077,060
TDK Corp.	3,372,500	39,644,726
Terumo Corp.	2,328,400	44,345,074
TIS Inc.	182,200	4,543,423
Toho Co. Ltd./Tokyo	68,100	2,600,615
Tokio Marine Holdings Inc.	3,259,900	117,409,000
Tokyo Electron Ltd.	777,200	114,367,273
Tokyo Gas Co. Ltd.	407,000	10,041,864
Toyota Industries Corp.	254,600	17,649,395
Toyota Motor Corp.	11,579,500	199,519,333
Trend Micro Inc./Japan	229,800	12,023,683
Unicharm Corp.	697,800	22,500,523
Yamaha Motor Co. Ltd.	537,600	4,699,171
Yaskawa Electric Corp.	415,700	11,913,747
Yokogawa Electric Corp.	392,900	8,711,296
Zensho Holdings Co. Ltd.	165,500	8,302,982
ZOZO Inc.	232,700	7,545,403
		3,300,924,161
Netherlands — 5.9%
Adyen NV(a)(c)	38,034	58,102,981
Akzo Nobel NV	296,228	18,903,331
ASM International NV	83,750	46,774,974
ASML Holding NV	693,324	466,697,900
BE Semiconductor Industries NV	137,997	14,689,245
Heineken NV	504,165	41,349,955
IMCD NV	99,229	15,776,523
InPost SA(a)	344,823	6,726,839
Koninklijke Philips NV(a)	490,783	12,911,916
Prosus NV	1,243,016	52,386,746
Universal Music Group NV	1,443,793	36,334,743
Wolters Kluwer NV	431,210	72,479,319
		843,134,472
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	1,017,765	21,811,819
Meridian Energy Ltd.	2,239,263	7,952,451
		29,764,270
Norway — 0.2%
Kongsberg Gruppen ASA	151,951	15,862,346
Salmar ASA	39,945	2,026,264
Yara International ASA	286,355	8,611,319
		26,499,929
Portugal — 0.1%
Galp Energia SGPS SA	802,513	13,716,456
Jeronimo Martins SGPS SA	489,579	9,516,481
		23,232,937
Singapore — 1.6%
DBS Group Holdings Ltd.	3,457,240	100,241,963
Genting Singapore Ltd.	10,433,900	6,571,350
Grab Holdings Ltd., Class A(a)	3,663,757	14,948,128
Keppel Ltd.(b)	2,536,000	12,209,450
Sea Ltd., ADR(a)	642,292	60,407,563
Sembcorp Industries Ltd.(b)	1,542,400	5,851,630
Singapore Exchange Ltd.	1,522,472	13,046,043
Singapore Technologies Engineering Ltd.(b)	2,723,100	9,336,146
Wilmar International Ltd.	1,171,100	2,826,760
		225,439,033
Security	Shares	Value
Spain — 1.9%
Aena SME SA(c)	130,129	$28,839,199
Amadeus IT Group SA	781,669	56,665,732
Cellnex Telecom SA(c)	919,301	33,762,024
Ferrovial SE	897,474	36,018,165
Grifols SA(a)(b)	536,595	6,023,412
Industria de Diseno Textil SA	1,892,691	107,911,104
		269,219,636
Sweden — 4.1%
AddTech AB, Class B	450,904	12,553,729
Alfa Laval AB	501,947	22,221,050
Assa Abloy AB, Class B	1,739,066	54,472,294
Atlas Copco AB, Class A	4,660,549	76,914,946
Atlas Copco AB, Class B	2,708,196	39,376,358
Beijer Ref AB, Class B	628,292	9,464,344
Epiroc AB, Class A	1,137,297	22,211,745
Epiroc AB, Class B	673,853	11,608,482
EQT AB	645,120	18,716,870
Essity AB, Class B	1,051,320	29,680,940
Evolution AB(c)	317,257	29,995,637
Getinge AB, Class B	139,952	2,475,843
H & M Hennes & Mauritz AB, Class B	991,344	14,778,252
Hexagon AB, Class B	3,580,008	33,469,925
Husqvarna AB, Class B	608,280	3,928,426
Industrivarden AB, Class A	73,660	2,540,588
Industrivarden AB, Class C	95,896	3,296,133
Indutrade AB	475,418	12,936,482
Investment AB Latour, Class B	256,356	7,075,860
Investor AB, Class B	3,003,162	85,001,660
Lifco AB, Class B	402,882	12,021,156
Nibe Industrier AB, Class B(b)	2,618,636	12,696,566
Saab AB, Class B	557,327	11,446,824
Sagax AB, Class B	379,733	9,151,131
Sandvik AB	1,202,434	23,668,218
Swedish Orphan Biovitrum AB(a)	337,064	10,534,683
Trelleborg AB, Class B	371,834	12,369,105
		584,607,247
Switzerland — 9.5%
ABB Ltd., Registered	2,744,176	152,496,878
Alcon AG	867,039	79,639,929
Avolta AG, Registered	158,290	6,293,369
Bachem Holding AG	58,496	4,629,385
Barry Callebaut AG, Registered	3,981	6,982,223
BKW AG	36,513	6,415,332
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,678	19,794,042
Chocoladefabriken Lindt & Spruengli AG, Registered	182	21,197,400
Cie Financiere Richemont SA, Class A, Registered	932,789	135,814,418
EMS-Chemie Holding AG, Registered	4,236	3,257,736
Galderma Group AG(a)	82,569	7,726,710
Geberit AG, Registered	28,832	18,062,908
Givaudan SA, Registered	16,021	76,058,869
Julius Baer Group Ltd.	124,501	7,591,021
Logitech International SA, Registered	270,344	22,136,239
Lonza Group AG, Registered	125,322	77,114,136
Nestle SA, Registered	2,954,945	279,220,450
Partners Group Holding AG	39,711	54,635,529
Roche Holding AG, Bearer	55,226	18,769,243
Schindler Holding AG, Participation Certificates, NVS	35,143	10,227,599
Schindler Holding AG, Registered	20,275	5,780,245

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
SGS SA	93,462	$9,894,517
SIG Group AG	343,574	7,414,381
Sika AG, Registered	264,530	73,676,136
Sonova Holding AG, Registered	87,405	31,984,768
Straumann Holding AG	193,687	25,535,566
Temenos AG, Registered	71,872	4,978,226
UBS Group AG, Registered	5,706,890	174,562,256
VAT Group AG(c)	46,843	19,505,138
		1,361,394,649
United Kingdom — 12.0%
Admiral Group PLC	224,381	7,424,889
Antofagasta PLC	343,744	7,678,062
Ashtead Group PLC	758,773	56,762,046
AstraZeneca PLC	2,689,910	382,756,940
Auto Trader Group PLC(c)	1,563,039	16,876,899
BAE Systems PLC	5,257,726	84,740,408
Bunzl PLC	206,203	9,077,998
Coca-Cola HBC AG, Class DI	189,019	6,614,355
Compass Group PLC	2,950,900	95,834,660
Diageo PLC	3,857,438	119,124,504
Endeavour Mining PLC	316,733	7,102,437
Experian PLC	1,594,475	77,819,634
GSK PLC	7,192,171	129,880,366
Haleon PLC	6,734,455	32,366,248
Halma PLC	657,446	21,002,567
InterContinental Hotels Group PLC	281,268	31,023,174
Intertek Group PLC	182,366	10,947,712
JD Sports Fashion PLC	4,467,010	7,162,789
London Stock Exchange Group PLC	829,652	112,447,588
Melrose Industries PLC	2,289,068	14,019,156
Mondi PLC, NVS	494,531	8,008,042
Next PLC	208,217	26,342,484
NMC Health PLC, NVS(d)	50,450	1
Prudential PLC	4,752,565	39,564,385
RELX PLC	3,241,216	148,641,160
Rentokil Initial PLC	4,368,566	21,911,733
Rolls-Royce Holdings PLC(a)	14,757,075	101,829,686
Sage Group PLC (The)	1,739,329	21,737,737
Severn Trent PLC	234,940	7,772,332
Smith & Nephew PLC	759,783	9,446,248
Spirax Group PLC	127,897	10,675,618
Unilever PLC	1,513,976	92,355,654
Wise PLC, Class A(a)	1,155,771	10,541,956
		1,729,489,468
Total Common Stocks — 99.3% (Cost: $13,011,877,899)		14,259,708,735
Security	Shares	Value
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	196,606	$13,833,274
Sartorius AG, Preference Shares, NVS	45,291	11,732,899
		25,566,173
Total Preferred Stocks — 0.2% (Cost: $34,107,057)		25,566,173
Total Long-Term Investments — 99.5% (Cost: $13,045,984,956)		14,285,274,908
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	33,028,375	33,051,495
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	4,180,000	4,180,000
Total Short-Term Securities — 0.2% (Cost: $37,211,818)		37,231,495
Total Investments — 99.7% (Cost: $13,083,196,774)		14,322,506,403
Other Assets Less Liabilities — 0.3%		39,719,491
Net Assets — 100.0%		$14,362,225,894

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,017,449	$—	$(2,973,854)(a)	$1,757	$6,143	$33,051,495	33,028,375	$40,621 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,690,000	—	(510,000)(a)	—	—	4,180,000	4,180,000	45,388	—
				$1,757	$6,143	$37,231,495		$86,009	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	137	12/12/24	$23,874	$302,796
Euro STOXX 50 Index	730	12/20/24	38,412	(785,757)
FTSE 100 Index	92	12/20/24	9,653	(236,216)
				$(719,177)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$300,266,787	$13,959,441,947	$1	$14,259,708,735

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Growth ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$—	$25,566,173	$—	$25,566,173
Short-Term Securities
Money Market Funds	37,231,495	—	—	37,231,495
	$337,498,282	$13,985,008,120	$1	$14,322,506,403
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$302,796	$—	$302,796
Liabilities
Equity Contracts	—	(1,021,973)	—	(1,021,973)
	$—	$(719,177)	$—	$(719,177)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares